PREFERRED STOCK, COMMON STOCK, AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF ISSUED SHARES OF COMMON STOCK

In 2021 and 2020, the Company issued 1,167,423 and 434,808 shares of common stock, respectively, as follows:

	For the Years Ended December 31,
	2021	2020
Conversion of bridge notes and accrued interest to common stock	165,692	332,804
Conversion of debentures and accrued expenses	15,825	5,467
Conversion of accrued salary and bonus, directors fees, and promissory notes with related parties	-	52,787
Conversion of Series A Stock to common stock	18,750	-
Conversion of Series B Stock to common stock	163,134	-
Exercise of Series B Warrants to common stock	46,786	-
Exchange of Series E-1 Stock to common stock	720,986	-
Stock based compensation for services	36,250	43,750
Total Common Shares issued	1,167,423	434,808

SCHEDULE OF WARRANT ACTIVITY

A summary of warrant activity and related information during the years ended December 31, 2021 and 2020 is as follows:

	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	3,154	$8.80	$-
Issued	-	-	-
Exercised	-	-	-
Expired	2,000	-	-
Outstanding as of December 31, 2020	1,154	$8.80	$-
Issued	212,548	11.55	-
Exercised	46,786	10.00	-
Expired	129,832	9.82	-
Outstanding as of December 31, 2021	37,083	$19.52	$-

SCHEDULE OF STOCKHOLDERS' EQUITY NOTE, WARRANTS OR RIGHTS

The following is a summary of the outstanding common stock warrants as of December 31, 2021:

	Number of Warrants	Exercise price per share	Expiration Date
Warrants issued in connection with issuance of Series B Stock to lead investor	11,875	$10.00	January 15, 2022
Warrants issued in connection with convertible notes	25,208	$24.00	October 31, 2022
Total Outstanding as of December 31, 2021	37,083